Supplement Dated July 12, 2013

To the

Prospectus Dated May 1, 2013

For the

Scudder DestinationsSM Annuity

Issued by

Zurich American Life Insurance Company

through its

ZALICO Variable Annuity Separate Account

Effective on or about July 12, 2013:

1.	DWS Diversified International Equity VIP will change its name to DWS Global Equity VIP; and

2.	QS Investors, LLC will no longer serve as subadvisor to DWS Diversified International Equity VIP.

This Supplement amends the Prospectus by:

1.	Deleting all references to Diversified International Equity VIP and substituting DWS Global Equity VIP; and

2.	deleting all references to QS Investors, LLC.

Please Retain This Supplement for Future Reference.

Supplement Dated July 12, 2013

To the

Prospectus Dated May 1, 2013

For the

Scudder DestinationsSM Annuity

Issued by

Zurich American Life Insurance Company

through its

ZALICO Variable Annuity Separate Account

Effective on or about July 12, 2013, QS Investors, LLC will no longer serve as subadvisor to DWS Core Equity VIP.

This Supplement amends the Prospectus by deleting all references to QS Investors, LLC.

Please Retain This Supplement for Future Reference.

Supplement Dated May 31, 2013

To the

Prospectus Dated May 1, 2013

For the

Scudder DestinationsSM Annuity

Issued by

Zurich American Life Insurance Company

through its

ZALICO Variable Annuity Separate Account

Effective on or about May 31, 2013, QS Investors, LLC will no longer serve as subadvisor to DWS Unconstrained Income VIP.

This Supplement amends the Prospectus by deleting all references to QS Investors, LLC.

Please Retain This Supplement for Future Reference.